Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company for the six months ended June 30, 2025 and 2026, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Pool revenues	3,598,828	3,725,158
Time charter revenues	—	4,248,000
Total Vessel Revenues	$3,598,828	$7,973,158